Commitments and Contingencies - Schedule of Leases Supplemental Quantitative Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases (in thousands)	$ (227)	$ (278)	$ (1,042)	$ (1,021)
Weighted average remaining lease term in years - operating leases	2 years	3 years 2 months 12 days	2 years 9 months 18 days	3 years 7 months 6 days
Weighted average discount rate - operating leases	11.00%	11.00%	11.00%	11.10%